INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Inventories
SCHEDULE OF INVENTORIES
As at	June 30, 2025	December 31, 2024
Finished goods	$1,372,229	$954,453
Parts	1,204,037	577,810
	$2,576,266	$1,532,263

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

	For the three months ended		For the six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Inventory	$1,410,092	$1,177,811	$2,481,257	$2,144,150
Consulting and services	180,547	115,963	204,936	138,437
Other	20,024	(22,457)	162,098	38,299
	$1,610,663	$1,271,317	$2,848,291	$2,320,886